Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit (Annual Rate [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Managing Owner [Member] | Capital Unit, Class A [Member] | Managing Owner Fees [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	0.50%
Managing Owner [Member] | Capital Unit, Class A [Member] | Clearing, NFA and Exchange Fees [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	0.00%
Managing Owner [Member] | Capital Unit, Class B [Member] | Managing Owner Fees [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	0.50%
Managing Owner [Member] | Capital Unit, Class B [Member] | Clearing, NFA and Exchange Fees [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	0.00%
Managing Owner [Member] | Capital Unit, Class C [Member] | Managing Owner Fees [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	0.50%
Managing Owner [Member] | Capital Unit, Class C [Member] | Clearing, NFA and Exchange Fees [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	0.35%
Managing Owner [Member] | Capital Unit, Class D [Member] | Managing Owner Fees [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	0.50%
Managing Owner [Member] | Capital Unit, Class D [Member] | Clearing, NFA and Exchange Fees [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	0.35%
Selling Agent [Member] | Capital Unit, Class A [Member] | Selling Commission [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	2.00%
Selling Agent [Member] | Capital Unit, Class A [Member] | Selling Commission (Initial Sales Charge) [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	0.00%
Selling Agent [Member] | Capital Unit, Class B [Member] | Selling Commission [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	0.00%
Selling Agent [Member] | Capital Unit, Class B [Member] | Selling Commission (Initial Sales Charge) [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	0.00%
Selling Agent [Member] | Capital Unit, Class C [Member] | Selling Commission [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	0.00%
Selling Agent [Member] | Capital Unit, Class C [Member] | Selling Commission (Initial Sales Charge) [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	0.00%
Selling Agent [Member] | Capital Unit, Class D [Member] | Selling Commission [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	2.00%
Selling Agent [Member] | Capital Unit, Class D [Member] | Selling Commission (Initial Sales Charge) [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	2.00%
Clearing Broker [Member] | Capital Unit, Class A [Member] | Clearing, NFA and Exchange Fees [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	2.60%
Clearing Broker [Member] | Capital Unit, Class B [Member] | Clearing, NFA and Exchange Fees [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	2.60%
Clearing Broker [Member] | Capital Unit, Class C [Member] | Clearing, NFA and Exchange Fees [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	2.60%
Clearing Broker [Member] | Capital Unit, Class D [Member] | Clearing, NFA and Exchange Fees [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	2.60%
Capital Unit, Class A [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	5.10%	4.67%
Capital Unit, Class B [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	3.10%	2.67%
Capital Unit, Class C [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	3.45%
Capital Unit, Class D [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	7.45%